Expense Example	Nov. 30, 2025 USD ($)
Bushido Capital US Equity ETF | Bushido Capital US Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Bushido Capital US SMID Cap Equity ETF | Bushido Capital US SMID Cap Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 847